Financial Assets Measured At Fair Value Through Profit Or Loss	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Abstract]
Financial Assets Measured At Fair Value Through Profit Or Loss
12	FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31, 2022	December 31, 2021
	S$’000	S$’000
Financial assets measured at fair value through profit or loss	29,776	23,983

On September 27, 2021, the Company entered into an arrangement with Mangrove Insurance Guernsey PCC Limited (“Mangrove”), a protected cell company, where the Company subscribed for 17,742,500 fully-paid redeemable preference shares with discretionary dividends of two dedicated protected cells of Mangrove at US$1 each. Under the arrangement, these cells are created to provide insurance to directors and officers of the Group
.
 No related claims were filed during 2021 and 2022. There were no outstanding potential claims as of December 31, 2021 and December 31, 2022. The Company has, at its discretion, the option to redeem the preference shares at any time for cash amounting to the sum of the net asset value of the cells on the redemption date. The subscribed redeemable preference shares are classified as financial assets measured at fair value through profit or loss, as (i) they give the Company the contractual right to receive cash when either the Company redeems the preference shares, or the cells have to reimburse the Company for claims covered by the insurance policies; and (ii) the contractual terms of the redeemable preference shares do not give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. By virtue of the Company not having any right to direct the investment strategy of the protected cell company, and the management having determined that the Company does not have control over the cells, the cells are not consolidated as part of the Group.
A
t
 the end of the reporting period, the fair value measurement for the cells are classified within Level 2 of the fair value hierarchy as the net asset value mainly consist of cash at bank. There were no transfers between different levels during the year.